Business Combinations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Summary of Assets Acquired and Liabilities Assumed as of the Acquisition
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

November 1, 2021
Cash paid	$2,228
Common stock issued	38,493
Purchase consideration	$40,721
Assets:
Cash	$406
Accounts receivable and other receivable	287
Contract assets	926
Inventory	120
Prepaid expenses and other current assets	86
Property, plant and equipment	14,818
Intangible assets	4,120
Total assets	20,763
Liabilities:
Accounts payable	39
Accrued expenses	293
Deferred revenue	675
Other current liabilities	35
Deferred tax liabilities	5,521

Total liabilities	6,563
Fair value of net identifiable assets acquired	14,200
Goodwill	$26,521

The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

March 2, 2020
Cash paid	$32,640
Purchase consideration	$32,640
Assets:
Cash	$156
Accounts receivable	840
Contract assets	1,427
Inventory	212
Prepaid expenses and other current assets	661
Property, plant and equipment	444
Intangible assets	9,690
Total assets	13,430
Liabilities:
Accounts payable	894
Accrued expenses	644
Deferred revenue	777
Total liabilities	2,315
Fair value of net identifiable assets acquired	11,115
Goodwill	$21,525
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 1, 2020
Cash paid	$3,940
Equity issued	1,000
Purchase consideration	$4,940
Assets:
Cash	$1,071
Accounts receivable	1,282
Contract assets	107
Inventory	39
Prepaid expenses and other current assets	37
Property, plant and equipment	710
Intangible assets	850
Other non-current assets	26
Total assets	4,122
Liabilities:
Accounts payable	284
Deferred revenue	103
Current portion of long-term debt	353
Other current liabilities	1,178
Long-term debt	705
Deferred tax liabilities	458
Total liabilities	3,081
Fair value of net identifiable assets acquired	1,041
Goodwill	$3,899
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

June 22, 2020
Cash paid	$42,177
Equity issued	2,616
Contingent consideration	600
Purchase consideration	$45,393
Assets:
Cash	$13,559
Accounts receivable	1,097
Contract assets	665
Property, plant and equipment	451
Intangible assets	35,000
Other non-current assets	676
Total assets	51,448
Liabilities:
Accounts payable	3,689
Deferred revenue	7,128
Other current liabilities	2,749
Deferred tax liabilities	7,297
Total liabilities	20,863
Fair value of net identifiable assets acquired	30,585
Goodwill	$14,808
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

October 28, 2020
Cash paid	$14,999
Equity issued	1,565
Contingent consideration	657
Purchase consideration	$17,221
Assets:
Cash	$6,161
Accounts receivable	517
Contract assets	1,797
Property, plant and equipment	1,128
Intangible assets	13,400
Other non-current assets	361
Total assets	23,364
Liabilities:
Accounts payable	1,880
Deferred revenue	3,240
Other current liabilities	5,112
Deferred tax liabilities	1,952
Total liabilities	12,184
Fair value of net identifiable assets acquired	11,180
Goodwill	$6,041
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

December 11, 2020
Cash paid	$7,598
Equity issued	800
Purchase consideration	$8,398
Assets
Cash	$995
Accounts receivable	1,208
Contract assets	187
Prepaid expenses and other current assets	2
Property, plant and equipment	42
Intangible assets	4,230
Total assets	6,664
Liabilities
Accounts payable	334
Deferred revenue	115
Other current liabilities	1,203
Total liabilities	1,652
Fair value of net identifiable assets acquired	5,012
Goodwill	$3,386
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

January 15, 2021
Cash paid	$12,142
Equity issued	2,110
Purchase consideration	$14,252
Assets:
Accounts receivable	$1,279
Contract assets	121
Inventory	40
Prepaid expenses and other current assets	50
Property, plant and equipment	493
Intangible assets	7,980
Total assets	9,963
Liabilities:
Accounts payable	$46
Accrued expenses	2,022
Deferred revenue	253
Other current liabilities	45
Deferred tax liabilities	2,128
Total liabilities	4,494
Fair value of net identifiable assets acquired	5,469
Goodwill	$8,783
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

February 17, 2021
Cash paid	$27,305
Purchase consideration	$27,305
Assets:
Cash	$711
Accounts receivable	1,270
Contract assets	1,534
Inventory	3
Prepaid expenses and other current assets	53
Property, plant and equipment	734
Intangible assets	24,370
Other non-current assets	48
Total assets	28,723
Liabilities:
Accounts payable	1,186
Accrued expenses	1,282
Deferred revenue	4,003
Other current liabilities	63
Deferred tax liabilities	6,138
Total liabilities	12,672
Fair value of net identifiable assets acquired	16,051
Goodwill	$11,254
The following table summarizes the fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date.

November 1, 2021
Cash paid	$2,228
Common stock issued	38,493
Purchase consideration	$40,721
Assets:
Cash	$406
Accounts receivable and other receivable	287
Contract assets	926
Inventory	120
Prepaid expenses and other current assets	86
Property, plant and equipment	14,818
Intangible assets	4,120
Total assets	20,763
Liabilities:
Accounts payable	39
Accrued expenses	293
Deferred revenue	675
Other current liabilities	35
Deferred tax liabilities	5,521
Total liabilities	6,563
Fair value of net identifiable assets acquired	14,200
Goodwill	$26,521

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination
The following table summarizes the intangible assets acquired by class:

	November 1, 2021	Weighted average useful life in years
Trademark	$240	3
Technology	1,800	10
Customer relationships	1,400	9
IPR&D	680
Total intangible assets	$4,120

The following table summarizes the intangible assets acquired by class:

	March 2, 2020	Weighted average useful life in years
Trademark	$1,000	10
Technology	2,400	10
Customer relationships	6,100	20
In-process research and development	190
Total intangible assets	$9,690
The following table summarizes the intangible assets acquired by class:

	June 1, 2020	Weighted average useful life in years
Trademark	$150	5
Customer relationships	700	20
Total intangible assets	$850
The following table summarizes the intangible assets acquired by class:

	June 22, 2020	Weighted average useful life in years
Trademarks	$3,400	6
Technology	16,000	10
Customer relationships	15,600	20
Total intangible assets	$35,000
The following table summarizes the intangible assets acquired by class:

	October 28, 2020	Weighted average useful life in years
Trademarks	$1,200	10
Technology	6,500	15
Customer relationships	5,700	20
Total intangible assets	$13,400
The following table summarizes the intangible assets acquired by class:

	December 11, 2020	Weighted average useful life in years
Trademarks	$560	10
Technology	370	10
Customer relationships	3,300	15
Total intangible assets	$4,230
The following table summarizes the intangible assets acquired by class:

	January 15, 2021	Weighted average useful life in years
Trademark	$80	1
Technology	4,400	15
Customer relationships	3,500	20
Total intangible assets	$7,980
The following table summarizes the intangible assets acquired by class:

	February 17, 2021	Weighted average useful life in years
Trademark	$170	1
Technology	11,900	20
Customer relationships	12,300	20
Total intangible assets	$24,370
The following table summarizes the intangible assets acquired by class:

	November 1, 2021	Weighted average useful life in years
Trademark	$240	3
Technology	1,800	10
Customer relationships	1,400	9
IPR&D	680
Total intangible assets	$4,120
The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Techshot included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2021
Post-acquisition revenues	$1,563

Net income (loss)	($392)

Transaction expenses	$1,620

Schedule of Pro Forma Information
The table below presents the pro forma combined results of operations for the business combinations for the three months ended March 31, 2022 as though the acquisitions of Oakman, DPSS, and Techshot (the “2021 Business Combinations”) had been completed as of January 1, 2020.

Three Months Ended
March 31, 2021
Revenues	$38,026
Net income (loss)	(4,743)
The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Adcole included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$8,096

Net income (loss)	$(1,878)

Transaction expenses	$2,055
The table below presents the post-acquisition revenues, net
loss, and acquisition-related costs (included in transaction expenses) of DSS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$5,381

Net income (loss)	$(1,707)

Transaction expenses	$434
The table below presents the post-acquisition revenues, net
loss, and acquisition-related costs (included in transaction expenses) of MIS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$22,061

Net income (loss)	$(1,186)

Transaction expenses	$4,132
The table below presents the post-acquisition
revenues, net loss, and acquisition-related costs (included in transaction expenses) of Roccor included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$5,003

Net income (loss)	$338

Transaction expenses	$1,838
The table below presents the post-acquisition revenues, net loss, and acquisition-related costs (included in transaction expenses) of LoadPath included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2020
Post-acquisition revenues	$245

Net income (loss)	$(32)

Transaction expenses	$1,485
The table below presents the post-acquisition
revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of Oakman included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2021
Post-acquisition revenues	$4,531

Net income (loss)	$(1,762)

Transaction expenses	$657
The table below presents the post-acquisition revenues, net income (loss), and acquisition-related costs (included in transaction expenses) of DPSS included in the consolidated statements of operations and comprehensive income (loss) for the following period:

Successor Period Ended
December 31, 2021
Post-acquisition revenues	$26,678

Net income (loss)	$(554)

Transaction expenses	$1,605
The pro forma information for the year ended December 31, 2020 includes the Predecessor 2020 Period, the Successor 2020 Period, and the pre-acquisition results of Adcole, DSS, Roccor, LoadPath, Oakman, DPSS, and Techshot for the year ended December 31, 2020.

	Pro forma for Year Ended
	December 31, 2021	December 31, 2020
Revenues	$149,295	$126,999
Net income (loss)	(57,766)	(7,902)

Schedule of Fair Value Assumptions	These two types of inputs have created the following fair-value hierarchy:

Level 1:	Quoted prices for identical instruments in active markets;
Level 2:
Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets; and

Level 3:	Valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.
The following table presents the fair value per warrant and the valuation assumptions under the Black-Scholes OPM as of March 31, 2022 and December 31, 2021.

	March 31, 2022	December 31, 2021
Fair value	$2.63	$2.47
Exercise price	$11.50	$11.50
Common stock price	$8.48	$6.75
Expected option term (years)	4.42 years	4.67 years
Expected volatility	45.90%	60.50%
Risk-free rate of return	2.41%	1.21%
Expected annual dividend yield	—%	—%
The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%
As of March 31, 2022, the Company expects to pay the Roccor contingent earnout during the second half of 2022 in accordance with the acquisition agreement.
The fair value of the earnout is arrived at using the Black-Scholes option pricing model (“OPM”) using the following assumptions:

MIS Black-Scholes OPM Assumptions
Risk-free interest rate	0.05%
Revenue volatility	51.7%
The assumptions used in the Black-Scholes OPM were as follows:

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%
The private warrants were valued at $2.81 and $2.47 per warrant as of September 2, 2021 and December 31, 2021, respectively, under the Black-Scholes OPM using the following assumptions:

	September 2, 2021	December 31, 2021
Exercise price	$11.50	$11.50
Common stock price	$10.50	$6.75
Expected option term (years)	5	4.67
Expected volatility	32.80%	60.50%
Risk-free rate of return	0.78%	1.21%
Expected annual dividend yield	—%	—%